Long-term debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Term loan [Table Text Block]
	March 31, 2017	December 31, 2016
	$	$
(in U.S. $ thousands)
Term loan facility	2,519	2,636
Secured loan	601	633
Total debt	3,120	3,269
Less: current portion	710	704
Total long-term debt	2,410	2,565

	December 31, 2016	December 31, 2015
	$	$

Term loan facility	2,636	1,188
Secured loan	633	542
Total debt	3,269	1,730

Less: current portion	704	184

Total long-term debt	2,565	1,546

Term loan principal repayments [Table Text Block]
2017	$532 (CAD709)
2018	710 (CAD945)
2019	710 (CAD945)
2020	710 (CAD945)
2021	458 (CAD610)